NYSE Euronext

11008246

Received SEC
OCT 13 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-10804

October 13, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, XL GROUP PLC (Guarantor), XL GROUP LTD. (Issuer) 5.75% Senior Notes Due 2021 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2011. Tentative listing date – October 14, 2011.

Sincerely,

[signature]